UNITED STATES
					SECURITIES AND EXCHANGE COMMSSION
					WASHINGTON, D.C. 20549

					FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  June 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Fortaleza Asset Management, Inc.
Address:		200 W. Adams Street
			Suite 2000
			Chicago, IL 60606

13F File Number:	28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Diane Meggs
Title:			Vice President of Operations
Phone:			312-621-6111
Signature, Place, and Date of Signing:

	Diane Meggs		Chicago, Illinois		July 28, 1999

Report Type (Check only one.):

[ X ] 			13F HOLDINGS REPORT.

[    ]			13F NOTICE

[    ]			13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:			73

Form 13F Information Table Value Totals:			$144,615

List of Other Included Managers:

No.    13F File Number                          Name










                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other           Voting Authority
Name of Issuer               Title of ClCusip     (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
--------------------------------------------------------------------------------------------------------------------------------

A.C. Nielson                 Com        004833109     3727  123200                Sole               80700           42500
Acxiom Corp.                 Com        005125109     2287   91700                Sole               61200           30500
Advent Software              Com        007974108     1916   28600                Sole               19400            9200
Ann Taylor Stores            Com        036115103     2534   56300                Sole               37200           19100
Asyst Technology             Com        04648X107     3078  102800                Sole               64800           38000
Banco Santander              Com        059646109     1147   63500                Sole               39500           24000
BeBe Stores                  Com        075571109        4     125                Sole                 125			 0
Boise Cascade                Com        097383103     3771   87950                Sole               58350           29600
Bright Horizons              Com        109195107     1514   80200                Sole               49200           31000
Carreker-Antinori            Com        144433109     1861  212650                Sole              142550           70100
Central Parking              Com        154785109     2202   64300                Sole               42500           21800
Checkfree Corp.              Com        162816102     1662   60300                Sole               39550           20750
Cheesecake Factory           Com        163072101     3026   99200                Sole               64900           34300
Chico's Fashions             Com        168615102     1454   61875                Sole               41975           19900
Closure Medical              Com        189093107     1698   56600                Sole               38600           18000
Cost Plus World Market       Com        221485105     3511   77165                Sole               50915           26250
Coulter Pharmaceuticals      Com        222116105     1641   72750                Sole               52150           20600
Covad                        Com        222814204     2279   42750                Sole               27750           15000
Cutter & Buck                Com        232217109     2692  159500                Sole              105500           54000
Cypress Semi                 Com        232806109     2637  154000                Sole               99500           54500
Cytyc Corporation            Com        232946103      928   47600                Sole               31600           16000
DeVry, Inc.                  Com        251893103        4     200                Sole                 200			 0
Digital River                Com        25388B104     2417   72700                Sole               47700           25000
Doral Financial              Com        25811P100     1611   93400                Sole               61400           32000
Essex Property Trust         Com        297178105     1061   30000                Sole               24700            5300
Focal Medical                Com        343909107        3     450                Sole                 450			 0
Foodmaker, Inc.              Com        344839204     2219   78200                Sole               51700           26500
Fossil Inc.                  Com        349882100     4027   83250                Sole               54950           28300
Geon Company                 Com        37246W105     1966   60950                Sole               40250           20700
Global Industries Ltd.       Com        379336100     2768  216000                Sole              146500           69500
Greater Bay Bancorp.         Com        391648102     3165   95200                Sole               64700           30500
Ha-Lo Industries             Com        404429102     1315  133200                Sole               96450           36750
Heftel Broadcasting CorporatiCL A       422799106       15     200                Sole                 200			 0
Idexx laboratories           Com        45168D104     2580  110650                Sole               73150           37500
Infocare                     Com        45665A108     3176   60000                Sole               39800           20200
Jones Intercable             CL A       480206200     2548   52000                Sole               33500           18500
Kellstrom Industries         Com        488035106     1721   94300                Sole               65100           29200
Lam Research                 Com        512807108     2236   47900                Sole               30400           17500
Lands End                    Com        515086106     2435   50600                Sole               33300           17300
Legato Systems               Com        524651106     3292   57000                Sole               38500           18500
LJL Bio Systems              Com        501873103      956  212500                Sole              157500           55000
MacroVision                  Com        555904101     2995   40000                Sole               26300           13700
MapQuest.com                 Com        565644101     1370   84000                Sole               54500           29500
Marine Drilling              Com Par $.0568240204     2008  146700                Sole               97000           49700
Mercury Interactive Corp.    Com        589405109     1705   48200                Sole               32500           15700
MiniMed Inc.                 Com        60365K108     2000   26000                Sole               17100            8900
Novellus Systems             Com        670008101     2976   43600                Sole               29050           14550
Novoste Corp.                Com        67010C100     1596   76000                Sole               56500           19500
Omega Research               Com        68211E101        3     300                Sole                 300			 0
Open Text Corp.              Com        683715106     1114   37125                Sole               23925           13200
Oxford Health Plans          Com        691471106     1950  125300                Sole               82300           43000
Peregrine Systems            Com        71366Q101     2502   97400                Sole               63900           33500
PetsMart, Inc.               Com        716768106     2084  203300                Sole              133300           70000
Photronics                   Com        719405102     2844  116100                Sole               75500           40600
Pixar Inc.                   Com        725811103        4     100                Sole                 100			 0
Power Wave                   Com        739363109     3531  109500                Sole               72100           37400
Queens County Bancorp.       Com        748242104     3450  106550                Sole               71450           35100
Rehabcare                    Com        759148109     1797   97450                Sole               64950           32500
Renal Care Group Inc.        Com        759930100     1690   65300                Sole               43800           21500
S.L. Green Realty Group      Com        78440X101      965   47200                Sole               38700            8500
Sabretek                     Com        78571U108        3     150                Sole                 150			 0
Saucony                      CL B       804120202     1758   77700                Sole               51700           26000
Scotts Company               CL A       810186106     3729   78300                Sole               50400           27900
Security Dynamics            Com        814208104     3075  144700                Sole               93700           51000
Shoe Carnival                Com        824889109     1612   94800                Sole               63300           31500
Smith-Gardner                Com        832059109     1105  137000                Sole               91000           46000
Talbots                      Com        874161102     2176   57075                Sole               37775           19300
Universal Electronics        Com        913483103     2113   75300                Sole               49800           25500
Veeco Instruments            Com        922417100     2132   62700                Sole               42200           20500
Ventana Medical Systems      Com        92276H106     2079  108700                Sole               74700           34000
Veterinary Centers of AmericaCom        925514101      968   71400                Sole               48700           22700
Wesley Jessen                Com        951018100     2190   67650                Sole               45500           22150
Williams-Sonoma              Com        969904101        7     200                Sole                 200			 0